Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Income Tax Expense

	2020	2019	2018

Current income tax expense	(724,688)	(570,509)	(654,953)
Deferred income tax credit/(expense)	337,495	(215,121)	159,472
Total income tax expense	(387,193)	(785,630)	(495,481)

Summary of Income Tax Relating to Each Component of Other Comprehensive Income

		Tax (expense)/
Income tax relating to each component of other comprehensive income	Before tax	credit	Net of tax
2020
Foreign currency translation differences	29,352	7,729	37,081
Change in cash flow hedge reserve	9,914	(5,957)	3,957
Change in cost of hedging reserve	(487,644)	92,089	(395,555)
Fair value reserve	(1,970)	483	(1,487)
Hedges of net investments in foreign operations	(368,959)	72,684	(296,275)
Remeasurements of employee termination benefits	(37,230)	6,085	(31,145)
	(856,537)	173,113	(683,424)

2019
Foreign currency translation differences	536,796	(99,234)	437,562
Change in cash flow hedge reserve	(217,877)	47,933	(169,944)
Change in cost of hedging reserve	75,605	(16,634)	58,971
Fair value reserve	4,451	(979)	3,472
Hedges of net investments in foreign operations	(55,389)	12,186	(43,203)
Remeasurements of employee termination benefits	(36,385)	8,005	(28,380)
	307,201	(48,723)	258,478

2018
Foreign currency translation differences	850,188	(226,667)	623,521
Change in cash flow hedge reserve	19,156	(4,214)	14,942
Change in cost of hedging reserve	(347,602)	76,472	(271,130)
Remeasurements of employee termination benefits	12,699	(2,794)	9,905
	534,441	(157,203)	377,238

Summary of Reconciliation of Effective Income Tax Expense

Reconciliation of income tax expense

	2020	2019	2018
Profit from continuing operations before income tax expense	4,626,813	3,289,884	2,672,816
(Loss) from discontinued operations before income tax expense	—	772,436	—
Profit before income tax expense	4,626,813	4,062,320	2,672,816

Tax at the Turkey's tax rate	(1,017,899)	(893,710)	(588,020)
Difference in overseas tax rates	(3,825)	(12,580)	7,617
Effect of exemptions (*)	130,718	123,878	198,160
Previously unrecognized tax losses used to reduce deferred tax expense (**)	665,842	—	—
Utilization of previously unrecognized tax losses	6,746	—	—
Effect of amounts which are not deductible and permanent differences	(123,738)	(134,538)	(91,778)
Tax exemptions from sale of subsidiary and associate (***)	—	169,936	24,268
Change in unrecognized deferred tax assets (****)	(47,094)	(41,681)	(50,551)
Adjustments for current tax of prior years	3,452	3,880	2,510
Tax effect of investment in associate and joint venture	(2,794)	(2,592)	—
Other	1,399	1,777	2,313
Total income tax expense	(387,193)	(785,630)	(495,481)

(*)  Mainly comprises of research and development tax credit exemption. For the year ended 31 December 2018, includes the exemption effect of sales of Fintur amounted to TL 76,164.

(**) Mainly comprises the deferred tax credit of TL 665,842 which relates to the carried-forward tax losses of lifecell. lifecell has recorded positive taxable profits for the year ended 31 December 2020, mainly as a result of increased subscriber numbers and cost management.  The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable profits based on the business plan of lifecell. The tax losses can be carried forward indefinitely and have no expiry date.

(***) For the years ended 31 December 2019 and 2018, includes the Group’s transfer of its total shareholding in Fintur and Azerinteltek, respectively (Note 39).

(****) Mainly comprises of unused tax losses for which no deferred tax asset has been recognized.